UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           ------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           ------------------------------------------------
           New York, NY  10022
           ------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           ------------------------------------------------
Title:     Managing Member
           ------------------------------------------------
Phone:     (212) 418-2100
           ------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Ricky C. Sandler             New York, NY              8/14/07
--------------------------    ---------------------------    ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $8,864,936
                                               -------------
                                               (in thousands)



List of Other Included Managers:   NONE


                                                  FORM 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------  --------------- ---------- --------- ------------------ ----------- -------- -----------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  --------------- ---------- --------- --------- --- ---- ----------- -------- ------- -------- ------
....................................................................................................................................
3M Company                       Com            88579Y101   130,185   1,500,000  SHARES    SOLE            1,500,000    0        0
....................................................................................................................................
American Express Co              Com            025816109   198,133   3,238,519  SHARES    SOLE            3,238,519    0        0
....................................................................................................................................
Applied Materials Inc            Com            038222105   153,993   7,750,000  SHARES    SOLE            7,750,000    0        0
....................................................................................................................................
Arbitron Inc                     Com            03875Q108    98,736   1,916,086  SHARES    SOLE            1,916,086    0        0
....................................................................................................................................
ASML Holding N.V. ADR            ADR              2242253    10,568     385,000  SHARES    SOLE              385,000    0        0
....................................................................................................................................
ASML Holding NV                  Com              5949368    77,682   2,800,000  SHARES    SOLE            2,800,000    0        0
....................................................................................................................................
Assa Abloy AB                    Com              5698789    68,107   3,075,000  SHARES    SOLE            3,075,000    0        0
....................................................................................................................................
Bed Bath & Beyond Inc            Com            075896100   178,330   4,955,000  SHARES    SOLE            4,955,000    0        0
....................................................................................................................................
Cadbury Schweppes                Com              0610700    23,549   1,725,000  SHARES    SOLE            1,725,000    0        0
....................................................................................................................................
Cintas Corp                      Com            172908105   104,490   2,650,000  SHARES    SOLE            2,650,000    0        0
....................................................................................................................................
Cisco Systems                    Com            17275R102   279,196  10,025,000  SHARES    SOLE           10,025,000    0        0
....................................................................................................................................
Coca Cola Femsa S A B DE C V     SPON ADR
                                 REP L          191241108    69,799   1,576,300  SHARES    SOLE            1,576,300    0        0
....................................................................................................................................
Compagnie Financiere Richemont   Com              7151116   319,421   5,310,000  SHARES    SOLE            5,310,000    0        0
....................................................................................................................................
Diageo PLC                       Com              0237400   240,229  11,539,300  SHARES    SOLE           11,539,300    0        0
....................................................................................................................................
Eaton Corp                       Com            278058102   112,995   1,215,000  SHARES    SOLE            1,215,000    0        0
....................................................................................................................................
eFunds Corp                      Com            28224R101    42,941   1,216,800  SHARES    SOLE            1,216,800    0        0
....................................................................................................................................
EMC Corporation                  Com            268648102   128,510   7,100,000  SHARES    SOLE            7,100,000    0        0
....................................................................................................................................
Experian Group Ltd Ord           Com              B19NLV4   142,172  11,250,000  SHARES    SOLE           11,250,000    0        0
....................................................................................................................................
First Data Corporation           Com            319963104    34,271   1,049,000  SHARES    SOLE            1,049,000    0        0
....................................................................................................................................
Fiserv Inc                       Com            337738108   164,720   2,900,000  SHARES    SOLE            2,900,000    0        0
....................................................................................................................................
Fomento Economico Mexicano SA    Com            344419106   110,882   2,820,000  SHARES    SOLE            2,820,000    0        0
....................................................................................................................................
Franklin Resources Inc           Com            354613101   116,574     880,000  SHARES    SOLE              880,000    0        0
....................................................................................................................................
Global Payments Inc              Com            37940X102   132,828   3,350,000  SHARES    SOLE            3,350,000    0        0
....................................................................................................................................
Google Inc                       Cl A           38259P508   109,767     210,000  SHARES    SOLE              210,000    0        0
....................................................................................................................................
Greenlight Capital Re, Ltd       Cl A           G4095J109     1,690      75,000  SHARES    SOLE               75,000    0        0
....................................................................................................................................
IG Group Holdings PLC            Com              B06QFB7    41,561   7,000,000  SHARES    SOLE            7,000,000    0        0
....................................................................................................................................
International Game Technology    Com            459902102    93,295   2,350,000  SHARES    SOLE            2,350,000    0        0
....................................................................................................................................
Intertek Group PLC               Com              3163836   151,417   7,665,000  SHARES    SOLE            7,665,000    0        0
....................................................................................................................................
Koninklijke Philips
  Electronics ADR                NY REG SH NEW  500472303   279,947   6,615,000  SHARES    SOLE            6,615,000    0        0
....................................................................................................................................
Ladbrokes PLC                    Com              B0ZSH63    78,017   8,975,000  SHARES    SOLE            8,975,000    0        0
....................................................................................................................................
Legg Mason Inc                   Com            524901105    79,294     806,000  SHARES    SOLE              806,000    0        0
....................................................................................................................................
Lennar Corp Class A              Cl A           526057104   148,978   4,074,900  SHARES    SOLE            4,074,900    0        0
....................................................................................................................................
Limited Brands Inc               Com            532716107   195,307   7,115,000  SHARES    SOLE            7,115,000    0        0
....................................................................................................................................
Lowe's Companies Inc             Com            548661107   128,898   4,200,000  SHARES    SOLE            4,200,000    0        0
....................................................................................................................................
McDonald's Corp                  Com            580135101    55,836   1,100,000  SHARES    SOLE            1,100,000    0        0
....................................................................................................................................
Meredith Corporation             Com            589433101    44,352     720,000  SHARES    SOLE              720,000    0        0
....................................................................................................................................
Microsoft Corp.                  Com            594918104   165,508   5,616,152  SHARES    SOLE            5,616,152    0        0
....................................................................................................................................
Monster Worldwide Inc            Com            611742107   130,287   3,170,000  SHARES    SOLE            3,170,000    0        0
....................................................................................................................................
Moody's Corp                     Com            615369105   111,027   1,785,000  SHARES    SOLE            1,785,000    0        0
....................................................................................................................................
Mueller Water Products Inc       Com Ser B      624758207    81,600   5,440,000  SHARES    SOLE            5,440,000    0        0
....................................................................................................................................
Mueller Water Products Inc       Com Ser A      624758108     5,897     345,660  SHARES    SOLE              345,660    0        0
....................................................................................................................................
Napster Inc                      Com            630797108    13,374   3,933,566  SHARES    SOLE            3,933,566    0        0
....................................................................................................................................
Nestle SA                        Com              7123870   200,992     527,000  SHARES    SOLE              527,000    0        0
....................................................................................................................................
Nike Inc                         Cl B           654106103    88,892   1,525,000  SHARES    SOLE            1,525,000    0        0
....................................................................................................................................
Nokia Corp                       Spon ADR       654902204   132,117   4,700,000  SHARES    SOLE            4,700,000    0        0
....................................................................................................................................
Office Depot Inc                 Com            676220106   167,408   5,525,000  SHARES    SOLE            5,525,000    0        0
....................................................................................................................................
Oracle Corp                      Com            68389X105   336,548  17,075,000  SHARES    SOLE           17,075,000    0        0
....................................................................................................................................
Palm Inc                         Com            696643105       212      13,258  SHARES    SOLE               13,258    0        0
....................................................................................................................................
PFSWeb Inc                       Com            717098107       166     198,200  SHARES    SOLE              198,200    0        0
....................................................................................................................................
Qualcomm Inc                     Com            747525103   205,235   4,730,000  SHARES    SOLE            4,730,000    0        0
....................................................................................................................................
Quest Diagnostics
  Incorporated                   Com            74834L100   130,933   2,535,000  SHARES    SOLE            2,535,000    0        0
....................................................................................................................................
Reed Elsevier PLC                Com              0730835   112,267   8,650,000  SHARES    SOLE            8,650,000    0        0
....................................................................................................................................
Renault SA                       Com              4712798   210,136   1,302,500  SHARES    SOLE            1,302,500    0        0
....................................................................................................................................
Ross Stores Inc                  Com            778296103   158,620   5,150,000  SHARES    SOLE            5,150,000    0        0
....................................................................................................................................
SAIC, Inc                        Com            78390X101   165,341   9,150,000  SHARES    SOLE            9,150,000    0        0
....................................................................................................................................
Schwab Charles Corp New          Com            808513105   264,940  12,911,300  SHARES    SOLE           12,911,300    0        0
....................................................................................................................................
SRA International, Inc           Cl A           78464R105   103,566   4,100,000  SHARES    SOLE            4,100,000    0        0
....................................................................................................................................
Staples Inc                      Com            855030102   153,059   6,450,000  SHARES    SOLE            6,450,000    0        0
....................................................................................................................................
Steris Corp                      Com            859152100   167,810   5,484,000  SHARES    SOLE            5,484,000    0        0
....................................................................................................................................
Stratos International Inc        Com            863100202        27       3,340  SHARES    SOLE                3,340    0        0
....................................................................................................................................
Target Corp                      Com            87612E106   178,080   2,800,000  SHARES    SOLE            2,800,000    0        0
....................................................................................................................................
Tiffany & Company                Com            886547108    21,304     401,500  SHARES    SOLE              401,500    0        0
....................................................................................................................................
United Parcel Service Inc        Cl B           911312106   224,110   3,070,000  SHARES    SOLE            3,070,000    0        0
....................................................................................................................................
United Technologies
  Corporation                    Com            913017109   182,645   2,575,000  SHARES    SOLE            2,575,000    0        0
....................................................................................................................................
Viacom Inc                       Cl B           92553P201   106,157   2,550,000  SHARES    SOLE            2,550,000    0        0
....................................................................................................................................
Walgreen Co                      Com            931422109   107,762   2,475,000  SHARES    SOLE            2,475,000    0        0
....................................................................................................................................
Wellpoint Inc                    Com            94973V107   154,870   1,940,000  SHARES    SOLE            1,940,000    0        0
....................................................................................................................................
Western Union Co                 Com            959802109   148,935   7,150,000  SHARES    SOLE            7,150,000    0        0
....................................................................................................................................
William Hill PLC                 Com              3169889    73,327   5,939,100  SHARES    SOLE            5,939,100    0        0
....................................................................................................................................
Yahoo! Inc                       Com            984332106   108,520   4,000,000  SHARES    SOLE            4,000,000    0        0
....................................................................................................................................
Zebra Technologies
  Corporation                    Cl A           989207105   106,594   2,751,528  SHARES    SOLE            2,751,528    0        0
....................................................................................................................................
